Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Loss Allowance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Development of Loss Allowance [Abstract]
Allowance as of Jan. 01	€ 134	€ 393
Addition	197	134
Reversal	(134)	(393)
Allowance as of Dec. 31	€ 197	€ 134